Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31,	As of December 31,
	2021	2020
Accounts receivable	$14,474,383	$11,993,968
Less: Allowance for doubtful accounts	(4,601,637)	(4,788,855)
Accounts receivable, net	$9,872,746	$7,205,113

Schedule of allowance for doubtful accounts
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Allowance for doubtful accounts, beginning balance	$4,788,855	$1,772,280	$1,769,468
Provision for (reversal of) doubtful accounts	(310,012)	2,740,639	26,297
Effects of foreign exchange rate	122,794	275,936	(23,485)
Allowance for doubtful accounts, ending balance	$4,601,637	$4,788,855	$1,772,280